Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Mar. 27, 2025	Sep. 27, 2024	Mar. 27, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)			400,000
General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Share-based compensation expense				$ 417	$ 2,175
Voyage Expenses [Member]
Equity Incentive Plan [Abstract]
Share-based compensation expense				13	$ 0
Certain Service Providers [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			65,000
Restricted Stock [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares				$ 453		$ 0
Recognition period for unrecognized cost for non-vested shares				8 months 26 days
Awarded March 27, 2024 [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			335,000
Granted (in dollars per share)			$ 2.635
Shares vested (in shares)			(67,000)
Awarded March 27, 2024 [Member] | Restricted Stock [Member] | Plan [Member]
Equity Incentive Plan [Abstract]
Shares vested (in shares)	(167,500)	(100,500)
Awarded March 27, 2024 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			260,000
Awarded March 27, 2024 [Member] | Restricted Stock [Member] | Certain Service Providers [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			65,000
Awarded March 27, 2024 [Member] | Restricted Stock [Member] | Sole Director [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			10,000